UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST VALUE LINE(R) 100 FUND (FVL)
                                 JUNE 30, 2006

 Shareholder Letter ..................................................    1
 Portfolio Commentary ................................................    2
 Portfolio Components ................................................    4
 Portfolio of Investments ............................................    5
 Statement of Assets and Liabilities .................................    9
 Statement of Operations .............................................   10
 Statements of Changes in Net Assets .................................   11
 Financial Highlights ................................................   12
 Notes to Financial Statements .......................................   13
 Additional Information ..............................................   16
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders~
     By-Law Amendments
     Advisory Agreement

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes. Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Value Line(R) 100 Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the commentary by Robert F. Carey, the Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.~~

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) 100 FUND (FVL)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006

Dear Shareholders:

We are pleased to present this semi-annual report of the First Trust Value Line(R) 100 Fund (the "Fund") (AMEX: FVL), which includes a discussion of how your Fund performed over the six-month reporting period ended June 30, 2006. Domestic and global equity markets were generally strong at the beginning of this reporting period, but became considerably more volatile beginning in May and through the end of June. Inflation concerns continue to weigh on investor's minds and were a factor contributing to the volatility. Regardless, the Fund posted positive market value and net asset value total returns.

Over the short-term, markets change, and often times change quickly, as evidenced by the performance over the past six months. History has shown that stocks are prone to sudden declines in value. Sometimes stocks recover their value quickly, while other times the decline lasts for quite a while. Because it is virtually impossible to predict market declines with certainty, we believe a better way to prosper is to put a well-considered, long-term strategy into place such as that employed by the Fund.

The Fund's objective is to provide capital appreciation. It seeks to outperform the S&P 500 Index by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Every week, the Value Line(R) Timeliness(TM) Ranking System screens millions of data items and, using a proprietary series of calculations, ranks approximately 1,700 stocks for probable performance relative to each other during the next six to twelve months. This system has a proven record of historically outperforming the S&P 500 Index and we believe the patient investor will be rewarded over the long-term.

First Trust Advisors L.P. ("First Trust"), the Fund's advisor, serves as investment advisor or portfolio supervisor to investment portfolios with approximately $25 billion in assets which it managed or supervised as of June 30, 2006. Robert Carey is the Chief Investment Officer for First Trust.

We appreciate the opportunity to assist you in achieving your financial goals and thank you for your confidence.

Sincerely,

/S/ JAMES A. BOWEN

James A. Bowen
President of the First Trust Value Line(R) 100 Fund
August 11, 2006

[PHOTO OMITTED]
ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 19 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute.

Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.~


--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW

The First Trust Value Line(R) 100 Fund ("FVL" or the "Fund") posted a market price total return of 3.8% for the semi-annual period ended June 30, 2006. Its net asset value ("NAV") total return was 2.2%. Over the same semi-annual period, the S&P 500 (large-cap) Index, S&P 400 (mid-cap) Index and S&P 600 (small-cap) Index gained 2.7%, 4.2% and 7.7%, respectively. The Fund distributed $0.546 per share in short-term capital gains and $0.280 per share in long-term capital gains during the six-month period. FVL carried an adjusted beta of 1.05, according to Bloomberg. Beta is a measurement of portfolio volatility and indicates that the Fund's portfolio is slightly more volatile than the overall market, which by definition has a beta of 1.0. FVL traded at a 7.5% discount to its NAV on June 30, 2006.

Following is a review of the portfolio strategy and composition, investment environment and performance results of FVL for the semi-annual period ended June 30, 2006.

INVESTMENT  STRATEGY

The Fund adheres to a disciplined strategy of investing in the 100 common stocks ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. The Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week, Value Line(R) applies its Timeliness(TM) Ranking System to screen a wide array of data using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance over the next 6 to 12 months. Only 100 stocks are given Value Line's #1 ranking for Timeliness(TM) at any given time. Each week the Fund makes portfolio adjustments to match changes initiated by Value Line(R) to the 100 stocks ranked #1 for Timeliness(TM). When a new stock attains a #1 ranking, it is added to the Fund's portfolio and stocks no longer ranked #1 are removed from the Fund's portfolio. During the six-month period ended June 30, 2006, 4.5 stocks on average were changed in a given week, essentially the same as in 2005. The Fund rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

DISTRIBUTIONS

On June 15, 2006, the Fund distributed capital gains of $0.826 per share, which represented $0.546 per share in short-term capital gains and $0.280 per share in long-term capital gains.

COMPOSITION OF THE FUND

The Fund had a mid-cap orientation to its portfolio holdings as of June 30, 2006, as 44 of the 100 holdings were classified as mid-cap stocks. These stocks comprised approximately 44.7% of the portfolio. The breakdown of the 100 stocks in the portfolio as of June 30, 2006, was as follows: large-cap stocks (36), mid-cap stocks (44) and small-cap stocks (20). The breakdown of the 100 stocks in the portfolio as of December 31, 2005, was as follows: large-cap stocks (34), mid-cap stocks (35) and small-cap stocks (31). The average market capitalization of the issuers of the stocks in the portfolio was approximately $10.89 billion, down from $13.8 billion at the end of 2005. The Fund's beta of 1.05 at the end of the period implies a risk level slightly higher than the overall market.

PERFORMANCE OF THE FUND

Based on market price, the Fund's total return was 3.8% for the six-month period ended June 30, 2006. Its NAV total return was 2.2% for the same six-month period. The Fund's returns compared to the S&P 500 Index return of 2.7%, over the same period.

MARKET AND ECONOMIC OVERVIEW

Overall, stock markets performed in line or above long-term averages, with particular strength in small and mid-cap stocks. The companies in the S&P 500 (large-cap), S&P 400 (mid-cap), and S&P 600 (small-cap) Indexes increased, including dividends, with returns of 2.7%, 4.2% and 7.7%, respectively, for the six-month period ended June 30, 2006. After lagging behind large-cap stocks in the 1990s, small and mid-cap stocks have substantially outperformed their large-cap counterparts so far this decade.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------
Equity market conditions remained favorable throughout most of the period with particular strength from January 2006 through early May 2006 as economic conditions improved from the lower expectations brought about by severe weather conditions in the Gulf Region. Gross Domestic Product in the second quarter of 2006 is forecast to have moderated somewhat, to 3.0%, according to economists surveyed by Bloomberg, after expanding at a strong 5.6% rate in the first quarter. However, towards the end of this period, starting in early May 2006, stock markets began to experience meaningful weakness, particularly among the shares of those companies that had experienced the greatest increase in price leading up to that point. May 2006 saw the S&P small and mid-cap stock Indexes decline by approximately 4.5%, considerably higher than the 2.5% decline for the S&P 500 large-cap Index.

The Federal Open Market Committee raised interest rates steadily during the period from 3.25% to 5.25% due to increased inflation expectations. The inflation rate as measured by the Consumer Price Index did increase from 2.5% to 4.3%. Most of the increase in interest rates was likely due to the strong recovery in capacity utilization and sharply higher commodity prices, as evidenced by the price of gold.

Typically, higher interest rates put pressure on equity valuations, and so the positive performance of equities, in the six month period ended June 30, 2006, is notable and can most likely be explained by strong earnings performance. The percentage of companies in the S&P 500 surpassing consensus earnings estimates has exceeded 60% in every quarter during the year. (As of this writing, 109 of the 165 S&P 500 companies to report second quarter 2006 earnings thus far have surpassed estimates according to Bloomberg/Thomson Financial.)

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO COMPONENTS+
JUNE 30, 2006 (UNAUDITED)

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

Specialty Retail                                9.7%
Electronic Equipment & Instruments              8.0%
Semiconductors & Semiconductor Equipment        8.0%
Capital Markets                                 6.0%
Software.                                       5.3%
Metals & Mining                                 5.2%
IT Services                                     4.9%
Machinery                                       4.2%
Energy Equipment & Services                     4.1%
Commercial Services & Supplies                  3.9%
Media                                           3.9%
Oil, Gas & Consumable Fuels                     3.9%
Electrical Equipment                            3.0%
Road & Rail                                     3.0%
Computers & Peripherals                         2.8%
Internet Software & Services                    2.1%
Textiles, Apparel & Luxury Goods                2.0%
Diversified Telecommunication Services          1.9%
Multiline Retail                                1.9%
Marine                                          1.1%
Trading Companies & Distributors                1.1%
Aerospace/Defense                               1.0%
Air Freight & Logistics                         1.0%
Automobiles                                     1.0%
Beverages                                       1.0%
Chemicals                                       1.0%
Commercial Banks                                1.0%
Communications Equipment                        1.0%
Construction & Engineering                      1.0%
Diversified Financial Services                  1.0%
Food Products                                   1.0%
Household Durables                              1.0%
Industrial Conglomerates                        1.0%
Life Sciences Tools & Services                  1.0%
Pharmaceuticals                                 1.0%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 4                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 ------------                                                    ------------

 COMMON STOCKS - 99.4%

              AEROSPACE & DEFENSE - 1.0%
     70,180   Honeywell International Inc. .................   $    2,828,254
                                                               ---------------

              AIR FREIGHT & LOGISTICS - 1.0%
     52,176   Expeditors International of Washington, Inc. .        2,922,378
                                                               ---------------

              AUTOMOBILES - 1.0%
     59,647   Thor Industries, Inc. ........................        2,889,897
                                                               ---------------

              BEVERAGES - 1.0%
     15,491   Hansen Natural Corp.* ........................        2,949,022
                                                               ---------------

              CAPITAL MARKETS - 5.9%
     20,304   Bear Stearns Companies (The), Inc. ...........        2,844,184
    181,284   Charles Schwab (The) Corp. ...................        2,896,918
    128,778   E*TRADE Financial Corp.* .....................        2,938,714
     44,923   Morgan Stanley ...............................        2,839,583
     60,388   SEI Investments Company ......................        2,951,765
     48,334   State Street Corp. ...........................        2,807,722
                                                               ---------------
                                                                   17,278,886
                                                               ---------------

              CHEMICALS - 1.0%
     80,876   Arch Chemicals, Inc. .........................        2,915,580
                                                               ---------------

              COMMERCIAL BANKS - 1.0%
     50,798   Hancock Holding Company ......................        2,844,688
                                                               ---------------

              COMMERCIAL SERVICES & SUPPLIES - 3.9%
     99,774   Kelly Services, Inc., Class A ................        2,710,860
     67,136   Monster Worldwide Inc.* ......................        2,864,022
     61,611   Volt Information Sciences, Inc.* .............        2,871,073
     78,360   Waste Management, Inc. .......................        2,811,557
                                                               ---------------
                                                                   11,257,512
                                                               ---------------

              COMMUNICATIONS EQUIPMENT - 1.0%
     95,452   CommScope, Inc.* .............................        2,999,102
                                                               ---------------

              COMPUTERS & PERIPHERALS - 2.8%
     87,245   Hewlett-Packard Company ......................        2,763,922
    148,845   Palm, Inc.* ..................................        2,396,404
    149,246   Western Digital Corp.* .......................        2,956,563
                                                               ---------------
                                                                    8,116,889
                                                               ---------------

              CONSTRUCTION & ENGINEERING - 1.0%
    175,096   Quanta Services, Inc.* .......................        3,034,414
                                                               ---------------

              DIVERSIFIED FINANCIAL SERVICES - 1.0%
      5,822   Chicago Mercantile Exchange Holdings Inc. ....        2,859,475
                                                               ---------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
    100,240   AT&T Inc. ....................................        2,795,694
    350,191   Qwest Communications International Inc.* .....        2,833,045
                                                               ---------------
                                                                    5,628,739
                                                               ---------------
                   See Notes to Financial Statements.                Page 5

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 ------------                                                    ------------

 COMMON STOCKS - CONTINUED

              ELECTRICAL EQUIPMENT - 3.0%
     88,697   Belden CDT Inc. ..............................   $    2,931,436
     85,626   General Cable Corp.* .........................        2,996,910
     55,623   Thomas & Betts Corp.* ........................        2,853,460
                                                               ---------------
                                                                    8,781,806
                                                               ---------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.9%
    180,457   AVX Corp. ....................................        2,849,416
    119,449   Benchmark Electronics, Inc.* .................        2,881,110
     48,275   Itron, Inc.* .................................        2,860,776
    316,573   KEMET Corp.* .................................        2,918,803
     84,093   Molex, Inc. ..................................        2,823,002
    174,215   Newport Corp.* ...............................        2,808,346
     84,246   Plexus Corp.* ................................        2,882,056
    127,886   Technitrol, Inc. .............................        2,960,561
                                                               ---------------
                                                                   22,984,070
                                                               ---------------

              ENERGY EQUIPMENT & SERVICES - 4.0%
    173,234   Global Industries, Ltd.* .....................        2,893,008
     45,122   Schlumberger Ltd. ............................        2,937,893
     99,426   TETRA Technologies, Inc.* ....................        3,011,614
     57,877   Weatherford International Ltd.* ..............        2,871,857
                                                               ---------------
                                                                   11,714,372
                                                               ---------------

              FOOD PRODUCTS - 1.0%
     68,109   Archer-Daniels-Midland Company ...............        2,811,539
                                                               ---------------

              HOUSEHOLD DURABLES - 1.0%
     27,025   Garmin Ltd. ..................................        2,849,516
                                                               ---------------

              INDUSTRIAL CONGLOMERATES - 1.0%
     63,141   McDermott International, Inc.* ...............        2,871,021
                                                               ---------------

              INTERNET  SOFTWARE & SERVICES - 2.0%
     82,416   Akamai Technologies, Inc.* ...................        2,982,635
    300,435   webMethods, Inc.* ............................        2,965,293
                                                               ---------------
                                                                    5,947,928
                                                               ---------------

              IT SERVICES - 4.9%
     58,365   CheckFree Corp.* .............................        2,892,569
     43,126   Cognizant Technology
              Solutions Corp., Class A* ....................        2,905,399
    201,017   Gartner, Inc.* ...............................        2,854,441
    189,312   MPS Group, Inc.* .............................        2,851,039
     70,917   Paychex, Inc. ................................        2,764,345
                                                               ---------------
                                                                   14,267,793
                                                               ---------------

              LIFE SCIENCES TOOLS & SERVICES - 1.0%
     96,955   Illumina, Inc.* ..............................        2,875,685
                                                               ---------------

 Page 6                   See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 ------------                                                    ------------

 COMMON STOCKS - CONTINUED

              MACHINERY - 4.1%
     80,524   Gardner Denver Inc.* .........................   $    3,100,174
     56,187   Joy Global, Inc. .............................        2,926,781
     69,703   Manitowoc Company (The), Inc. ................        3,101,783
     29,413   Terex Corp.* .................................        2,903,063
                                                               ---------------
                                                                   12,031,801
                                                               ---------------

              MARINE - 1.1%
     77,809   Kirby Corp.* .................................        3,073,455
                                                               ---------------

              MEDIA - 3.8%
    168,903   DIRECTV Group (The), Inc.* ...................        2,786,899
    138,224   News Corp., Class B ..........................        2,789,360
     71,855   Thompson (The) Corp. .........................        2,767,855
     93,740   Walt Disney (The) Company ....................        2,812,200
                                                               ---------------
                                                                   11,156,314
                                                               ---------------

              METALS & MINING - 5.2%
     93,582   Agnico-Eagle Mines Ltd. ......................        3,095,693
     61,121   Alcan Inc. ...................................        2,869,020
    111,424   AMCOL International Corp. ....................        2,936,022
     26,058   Carpenter Technology Corp. ...................        3,009,699
     37,212   Reliance Steel & Aluminum Company ............        3,086,735
                                                               ---------------
                                                                   14,997,169
                                                               ---------------

              MULTILINE RETAIL - 1.9%
     87,382   Dillard's Inc., Class A ......................        2,783,117
     48,266   Kohl's Corp.* ................................        2,853,486
                                                               ---------------
                                                                    5,636,603
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 3.9%
     68,378   Arch Coal, Inc. ..............................        2,897,176
    184,094   El Paso Corp. ................................        2,761,410
    103,243   Norsk Hydro ASA, Sponsored ADR ...............        2,757,621
     52,913   Peabody Energy Corp. .........................        2,949,900
                                                               ---------------
                                                                   11,366,107
                                                               ---------------
              PHARMACEUTICALS - 1.0%
    124,551   Biovail Corp. ................................        2,915,739
                                                               ---------------

              ROAD & RAIL - 3.0%
     40,718   CSX Corp. ....................................        2,868,176
     82,221   Genesee & Wyoming Inc., Class A* .............        2,916,379
     87,798   Swift Transportation Company, Inc.* ..........        2,788,464
                                                               ---------------
                                                                    8,573,019
                                                               ---------------
              SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT - 8.0%
    306,757   Amkor Technology, Inc.* ......................        2,901,921
    372,314   Cirrus Logic, Inc.* ..........................        3,030,636
     63,055   Cymer, Inc.* .................................        2,929,535
    209,215   Integrated Device Technology, Inc.* ..........        2,966,669
    120,551   Intersil Corp., Class A ......................        2,802,811

                   See Notes to Financial Statements.                Page 7

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 ------------                                                    ------------

 COMMON STOCKS - CONTINUED

              SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT - (CONTINUED)
    311,237   LSI Logic Corp.* .............................   $    2,785,571
    137,197   NVIDIA Corp.* ................................        2,920,924
    121,332   Veeco Instruments Inc.* ......................        2,892,555
                                                               ---------------
                                                                   23,230,622
                                                               ---------------

              SOFTWARE - 5.3%
     77,505   Amdocs Ltd.* .................................        2,836,683
    120,488   BMC Software, Inc.* ..........................        2,879,663
     72,249   Citrix Systems, Inc.* ........................        2,900,075
    143,079   RSA Security Inc.* ...........................        3,890,318
     69,285   Transaction Systems Architects, Inc.* ........        2,888,492
                                                               ---------------
                                                                   15,395,231
                                                               ---------------

              SPECIALTY RETAIL - 9.7%
     51,354   Best Buy Company, Inc. .......................        2,816,253
     96,516   Christopher & Banks Corp. ....................        2,798,964
    102,366   Circuit City Stores, Inc. ....................        2,786,402
    112,923   Dress Barn (The), Inc.* ......................        2,862,598
     50,045   Group 1 Automotive, Inc. .....................        2,819,535
     68,974   Guess?, Inc.* ................................        2,879,664
     80,876   Gymboree (The) Corp.* ........................        2,811,250
     76,710   Home Depot (The), Inc. .......................        2,745,451
    123,276   Select Comfort Corp.* ........................        2,831,650
     71,099   Tween Brands, Inc.* ..........................        2,729,491
                                                               ---------------
                                                                   28,081,258
                                                               ---------------

              TEXTILES, APPAREL & LUXURY GOODS - 2.0%
    117,623   Skechers U.S.A., Inc., Class A* ..............        2,835,891
     98,367   Steven Madden, Ltd. ..........................        2,913,630
                                                               ---------------
                                                                    5,749,521
                                                               ---------------

              TRADING COMPANIES & DISTRIBUTORS - 1.1%
     96,349   United Rentals, Inc.* ........................        3,081,241
                                                               ---------------

              TOTAL COMMON STOCKS ..........................      288,916,646
                                                               ---------------
              (Cost $271,125,601)

              TOTAL INVESTMENTS - 99.4% ....................      288,916,646
              (Cost $271,125,601)**

              NET OTHER ASSETS & LIABILITIES - 0.6% ........        1,619,433
                                                               ---------------
              NET ASSETS - 100.0% ..........................   $  290,536,079
                                                               ===============

--------------------------------
*  Non-income producing security.
** Aggregate cost for federal income tax and financial reporting purposes. ADR American Depository Receipt

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $271,125,601) ..................................................................      $288,916,646
Cash ....................................................................................           746,556
Prepaid expenses ........................................................................             9,523
Receivables:
   Investment securities sold ...........................................................        27,516,733
   Dividends ............................................................................            91,904
                                                                                               -------------
     Total Assets .......................................................................       317,281,362
                                                                                               -------------
LIABILITIES:
Payables:
   Investment securities purchased ......................................................        26,304,189
   Licensing fee ........................................................................           158,448
   Investment advisory fees .............................................................           149,612
   Printing fees ........................................................................            80,331
   Audit and legal fees .................................................................            26,164
   Administrative fees ..................................................................            21,702
   Custodian fees .......................................................................             3,341
Accrued expenses ........................................................................             1,496
                                                                                               -------------
     Total Liabilities ..................................................................        26,745,283
                                                                                               -------------
NET ASSETS ..............................................................................      $290,536,079
                                                                                               -------------
NET ASSETS CONSIST OF:
Accumulated net investment loss .........................................................      $   (806,461)
Accumulated net realized gain on investments sold .......................................        23,525,543
Net unrealized appreciation of investments ..............................................        17,791,045
Par value ...............................................................................          174,900
Paid-in capital .........................................................................       249,851,052
                                                                                               -------------
     Total Net Assets ...................................................................      $290,536,079
                                                                                               =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ....................      $      16.61
                                                                                               =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)      17,490,000
                                                                                               =============


                     See Notes to Financial Statements.                 Page 9

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends ...............................................................................       $   698,026
                                                                                                -----------
     Total investment income ............................................................           698,026
                                                                                                -----------
EXPENSES:
Investment advisory fees ................................................................         1,018,489
Licensing fee ...........................................................................           158,448
Administration fees .....................................................................           145,188
Printing fees ...........................................................................            51,550
Audit and legal fees ....................................................................            50,866
Custodian fees ..........................................................................            24,997
Trustees' fees and expenses .............................................................            18,613
Other ...................................................................................            36,336
                                                                                                -----------
     Total expenses .....................................................................         1,504,487
                                                                                                -----------
NET INVESTMENT LOSS .....................................................................          (806,461)
                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain on investments during the period ......................................        24,549,580
Net change in unrealized depreciation of investmentsduring the period ...................       (18,809,062)
                                                                                                -----------
Net realized and unrealized gain on investments .........................................         5,740,518
                                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................       $ 4,934,057
                                                                                                ===========



Page 10                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS
                                                                                           ENDED             YEAR
                                                                                        06/30/2006           ENDED
                                                                                        (UNAUDITED)       12/31/2005
                                                                                       ------------      -------------
OPERATIONS:
Net investment loss..............................................................      $   (806,461)     $  (1,352,309)
Net realized gain on investments during the period...............................        24,549,580         56,759,952
Net change in unrealized depreciation of investments during the period...........       (18,809,062)       (21,808,712)
                                                                                       ------------      -------------
Net increase in net assets resulting from operations.............................         4,934,057         33,598,931

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains...............................................................       (14,446,740)       (49,181,880)
                                                                                       ------------      -------------
Total distributions to shareholders..............................................       (14,446,740)       (49,181,880)
                                                                                       ------------      -------------
Net decrease in net assets.......................................................        (9,512,683)       (15,582,949)

NET ASSETS:
Beginning of period..............................................................       300,048,762        315,631,711
                                                                                       ------------      -------------
End of period....................................................................      $290,536,079      $ 300,048,762
                                                                                       ------------      -------------
Undistributed net investment income/(accumulated net investment loss)
at end of period                                                                       $   (806,461)     $      --
                                                                                       ============      =============


                  See Notes to Financial Statements.                    Page 11

FIRST TRUST VALUE LINE(R) 100 FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             SIX MONTHS
                                                               ENDED           YEAR            YEAR           PERIOD
                                                            06/30/2006         ENDED           ENDED           ENDED
                                                            (UNAUDITED)     12/31/2005      12/31/2004      12/31/2003*
                                                            -----------     -----------     -----------     -----------

 Net asset value, beginning of period ...................   $    17.16      $     18.05     $     16.61    $      14.33
                                                            -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ....................................        (0.05)           (0.08)          (0.09)          (0.06)
 Net realized and unrealized gain on investments ........         0.33             2.00            2.19            2.37
                                                            -----------     -----------     -----------     -----------
 Total from investment operations .......................         0.28             1.92            2.10            2.31
                                                            -----------     -----------     -----------     -----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net realized gains .....................................        (0.83)           (2.81)          (0.66)           --
                                                            -----------     -----------     -----------     -----------
 Total from distributions ...............................        (0.83)           (2.81)          (0.66)           --
                                                            -----------     -----------     -----------     -----------
 Common Shares offering costs charged to paid-in capital          --               --              0.00#          (0.03)
                                                            -----------     -----------     -----------     -----------
 Net asset value, end of period .........................   $    16.61      $     17.16     $     18.05     $     16.61
                                                            ===========     ===========     ===========     ===========
 Market value, end of period ............................   $    15.36      $     15.62     $     17.10     $     16.49
                                                            ===========     ===========     ===========     ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .............         2.16%           11.86%          13.05%          15.91%
                                                            ===========     ===========     ===========     ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ................         3.78%            7.48%           7.88%           9.93%
                                                            ===========     ===========     ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ...................   $  290,536      $   300,049     $   315,632     $   290,464
 Ratio of total expenses to average net assets ..........         0.96% **         0.95%           0.97%           1.02%**
 Ratio of net investment loss to average net assets .....        (0.51)%**        (0.43)%         (0.52)%         (0.75)%**
 Portfolio turnover rate ................................          117%             240%            220%            144%

--------------------------------------------------
  *  The Fund  commenced  operations  on June 12,  2003.
 **  Annualized.
 #   Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
+    Total return is not annualized for periods less than one year.

Page 12                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST VALUE LINE(R) 100 FUNDJUNE 30, 2006 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVL on the American Stock Exchange. The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment objective will be achieved. The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) Publishing, Inc. ("Value Line(R) ") screens a wide array of data, using a series of proprietary calculations, to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following six to twelve months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. The Fund invests substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Each week, the Fund will make portfolio adjustments to match the changes made to the #1 ranked stocks by Value Line(R). The Fund also rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.

Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day.

Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE.

Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities value.

If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                           JUNE 30, 2006 (UNAUDITED)

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date.

The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C.  FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time.

Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with the income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

Distributions paid from:

                                                           2005

Ordinary Income................................         $31,551,960
Long-Term Capital Gains........................         $17,629,920

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................         $ 9,545,640
Undistributable Long-Term Capital Gains........         $ 4,903,922
Net Unrealized Appreciation....................         $35,573,248

E.  INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders.

Accordingly, no provision has been made for federal or state income taxes.

F.  EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust Advisors L.P. ("First Trust") has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 0.10% of the Fund's average gross daily assets during such calendar quarter. This license fee is paid by the Fund to First Trust, which in turn pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

G.  NEW  ACCOUNTING  PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006.

The impact from the adoption of FIN 48 is being evaluated, but is not anticipated to have a material effect on the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                           JUNE 30, 2006 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements.

PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Effective June 12, 2006, the Board of Trustees unanimously appointed Robert F. Keith to the Board of Trustees and as a member to the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of  investment  securities,  excluding
short-term   investments,   for  the  six  months  ended  June  30,  2006,  were
$368,491,125 and $384,151,857, respectively.

As of June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,263,330, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,472,285.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                           JUNE 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any prox you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
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                       FIRST TRUST VALUE LINE(R) 100 FUND
                           JUNE 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust Strategic High Income Fund, First Trust/FIDAC Mortgage Income Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, were elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 14,036,930, the number of votes withheld was 154,083 and the number of abstentions was 3,298,987. The number of votes cast for Niel B. Nielson was 14,025,512, the number of votes withheld was 165,501 and the number of abstentions was 3,298,987. The number of votes cast for Richard E. Erickson was 14,035,263, the number of votes withheld was 155,750 and the number of abstentions was 3,298,987. The number of votes cast for Thomas R. Kadlec was 14,035,958, the number of votes withheld was 155,055 and the number of abstentions was 3,298,987.

                               BY-LAW AMENDMENTS

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund.

To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF ADVISORY CONTRACT

The Trustees unanimously approved the continuation of the Investment Advisory Agreement (the "AGREEMENT") between First Trust Advisors L.P.

("FIRST TRUST") and First Trust Value Line(R) 100 Fund (the "FUND") at a meeting held on March 13, 2006.

The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 ACT") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the experience and skills of the personnel primarily responsible for providing services to the Fund. The Board noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the advisory fee and expense ratio of the Fund compared to those of a peer group of similar closed-end non-leveraged funds. The Trustees also considered the Fund's advisory fee and expense ratio as compared to a second peer group of similar funds, including one leveraged fund, as selected by First Trust using data compiled by Lipper. The Trustees noted that the Fund's advisory fee and expense ratio were either at or below the median of both the Lipper peer group and the First Trust-selected peer group. The Trustees also considered the advisory fees paid to First Trust by other funds

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ADDITIONAL INFORMATION - (CONTINUED)
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                       FIRST TRUST VALUE LINE(R) 100 FUND
                           JUNE 30, 2006 (UNAUDITED)
                           DIVIDEND REINVESTMENT PLAN

with investment objectives and policies similar to the Fund's, noting that those fees generally were similar, except for those funds for which First Trust served as sub-adviser, for which the annual fee was lower. The Trustees noted that First Trust told them that the nature of the services provided to those clients may not be comparable to those provided to the Fund. The Trustees also considered the Fund's performance for the one year, two year and since-inception periods ended December 31, 2005 as compared to that of a relevant benchmark and other closed-end funds in the performance universes selected by both Lipper and First Trust. In addition, the Trustees considered the market price and net asset value performance of the Fund since inception, and compared the Fund's discount as of December 31, 2005 to the average and median discount of a peer group selected by an independent source, noting that the Fund's discount was indicative of the asset class. The Trustees noted the strong performance of the Fund over all periods as compared to both performance universes and concluded that the Fund's performance was reasonable. On the basis of the information provided, the Trustees concluded that the Fund's advisory fee was reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall out benefits are not present. The Trustees concluded that any other fall out benefits received by First Trust or its affiliates would appear to be attenuated.

Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for services thereunder. No single factor was determinative in the Board's analysis.

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ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A) Not applicable.

(B) There have been no changes, as of the date of filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        FIRST TRUST VALUE LINE(R) 100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.